financing costs (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest expense
Interest on long-term debt - gross	CAD 561	CAD 538
Capitalized long-term debt interest		(52)
Interest on long-term debt - net	561	486
Interest on short-term borrowings and other	5	4
Interest accretion on provisions	13	12
Total	579	502
Employee defined benefit plans net interest	6	6
Foreign exchange	(5)	15
Total	580	523
Interest income	(7)	(3)
Net	CAD 573	CAD 520
Capitalized interest, Indefinite Lived Intangible Assets (as a per cent)	3.31%	3.31%